Acquisitions	6 Months Ended
Jun. 30, 2012
Acquisitions

Note 2. Acquisitions

During June 2012, we acquired certain oil properties located in the Northeastern Oklahoma core area, and additional working interests in our existing units in the Southern Oklahoma core area, in unrelated transactions. The combined purchase prices for these properties have been reflected in the unaudited condensed consolidated financial statements. We paid approximately $16.4 million in aggregate consideration for these properties. The transactions were financed using existing cash and proceeds from our credit facility.